Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	$ 44,789
Ending balance		45,874	$ 44,789	[1]
Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[2]	44,568
Ending balance	[2]		44,568
Adjustments [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		44,789
Ending balance			44,789
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(2,401)	(2,042)
Effect of movements in foreign exchange		(139)	34
Amortization		(498)	(446)
Impairment losses			(3)
Disposals		89	142
Transfer (to)/from other asset categories and other movements		(48)	(86)
Ending balance		(2,997)	(2,401)
At cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		46,969	31,719
Effect of movements in foreign exchange		1,286	(805)
Acquisitions through business combinations		417	20,723
Acquisitions and expenditures		312	563
Disposals		(191)	(161)
Transfer (to)/from other asset categories and other movements		(144)	(5,070)
Ending balance		48,871	46,969
At cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		46,969	31,719
Ending balance			46,969
At cost [member] | Adjustments [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		221
Ending balance			221
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance		43,370
Brands [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,045
Ending balance			42,045
Brands [member] | Adjustments [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,045
Ending balance			42,045
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(32)
Ending balance		(32)	(32)
Brands [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,077
Effect of movements in foreign exchange		973
Acquisitions through business combinations		411
Acquisitions and expenditures		8
Transfer (to)/from other asset categories and other movements		(67)
Ending balance		43,402	42,077
Brands [member] | At cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,077
Ending balance			42,077
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance		1,525
Commercial intangibles [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,591
Ending balance			1,591
Commercial intangibles [member] | Adjustments [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,852
Ending balance			1,852
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,124)
Effect of movements in foreign exchange		(49)
Amortization		(198)
Disposals		23
Transfer (to)/from other asset categories and other movements		(31)
Ending balance		(1,379)	(1,124)
Commercial intangibles [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,976
Effect of movements in foreign exchange		110
Acquisitions and expenditures		24
Disposals		(32)
Transfer (to)/from other asset categories and other movements		(174)
Ending balance		2,904	2,976
Commercial intangibles [member] | At cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,715
Ending balance			2,715
Commercial intangibles [member] | At cost [member] | Adjustments [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		261
Ending balance			261
Software [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance		705
Software [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		720
Ending balance			720
Software [member] | Adjustments [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		681
Ending balance			681
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,151)
Effect of movements in foreign exchange		(88)
Amortization		(275)
Disposals		56
Transfer (to)/from other asset categories and other movements		(14)
Ending balance		(1,472)	(1,151)
Software [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,832
Effect of movements in foreign exchange		170
Acquisitions and expenditures		124
Disposals		(95)
Transfer (to)/from other asset categories and other movements		146
Ending balance		2,177	1,832
Software [member] | At cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,872
Ending balance			1,872
Software [member] | At cost [member] | Adjustments [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(40)
Ending balance			(40)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance		274
Other [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		212
Ending balance			212
Other [member] | Adjustments [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		212
Ending balance			212
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(94)
Effect of movements in foreign exchange		(2)
Amortization		(25)
Disposals		10
Transfer (to)/from other asset categories and other movements		(3)
Ending balance		(114)	(94)
Other [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		306
Effect of movements in foreign exchange		33
Acquisitions through business combinations		6
Acquisitions and expenditures		156
Disposals		(64)
Transfer (to)/from other asset categories and other movements		(49)
Ending balance		388	306
Other [member] | At cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 306
Ending balance			$ 306

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[2]	2016 amounts previously reported.